Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment..
Schedule of detailed information about property, plant and equipment

	Land	Building and improvements	Plant, equipment and vehicles	Mineral assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm

Carrying amount at 30 June 2018	2 744	8 537	127 336	28 840	167 457
Additions	6	395	959	1 360	2 720
to sustain existing operations	6	76	959	1 360	2 401
to expand operations	—	319	—	—	319
Net reclassification (to)/from other assets	(6)	19	(97)	(306)	(390)
Reduction in rehabilitation provisions capitalised (note 31)	—	—	(1)	—	(1)
Projects capitalised	1 452	7 281	83 768	3 583	96 084
Reclassification to held for sale	(8)	(57)	(438)	—	(503)
Translation of foreign operations	36	4	(182)	78	(64)
Disposals and scrapping	(22)	(90)	(547)	(49)	(708)
Current year depreciation charge	—	(643)	(13 607)	(3 285)	(17 535)
Net impairment of property, plant and equipment	—	(12)	(11 956)	(1 543)	(13 511)

Carrying amount at 30 June 2019	4 202	15 434	185 235	28 678	233 549

	Land	Building and improvements	Plant, equipment and vehicles	Mineral assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm

Carrying amount at 30 June 2017	1 357	7 851	117 699	31 866	158 773
Additions	5	367	6 327	293	6 992
to sustain existing operations	5	29	4 279	293	4 606
to expand operations	—	338	2 048	—	2 386
Net reclassification from/(to) other assets	3	(171)	169	(1)	—
Reduction in rehabilitation provisions capitalised (note 31)	—	(2)	(85)	(874)	(961)
Disposal of business	—	—	(24)	—	(24)
Projects capitalised	1 268	928	19 990	3 130	25 316
Reclassification (to)/from held for sale	15	(6)	(50)	—	(41)
Translation of foreign operations	113	151	1 512	(137)	1 639
Disposals and scrapping	(17)	(9)	(428)	(113)	(567)
Current year depreciation charge	—	(572)	(12 445)	(3 030)	(16 047)
Net impairment of property, plant and equipment	—	—	(5 329)	(2 294)	(7 623)

Carrying amount at 30 June 2018	2 744	8 537	127 336	28 840	167 457

	Land	Building and improvements	Plant, equipment and vehicles	Mineral assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm

2019
Cost	4 403	23 034	316 548	74 769	418 754
Accumulated depreciation and impairment	(201)	(7 600)	(131 313)	(46 091)	(185 205)

	4 202	15 434	185 235	28 678	233 549

2018
Cost	3 036	15 652	239 262	70 386	328 336
Accumulated depreciation and impairment	(292)	(7 115)	(111 926)	(41 546)	(160 879)

	2 744	8 537	127 336	28 840	167 457

2017
Cost	1 630	14 231	215 017	67 880	298 758
Accumulated depreciation and impairment	(273)	(6 380)	(97 318)	(36 014)	(139 985)

	1 357	7 851	117 699	31 866	158 773

	2019	2018
	Rm	Rm

Business segmentation
 Mining	23 540	22 584
 Exploration and Production International	6 076	7 646
 Energy	48 924	47 743
 Base Chemicals	77 339	46 874
 Performance Chemicals	74 313	39 274
 Group Functions	3 357	3 336

Total operations	233 549	167 457

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Additions to property, plant and equipment (cash flow)
Current year additions	2 720	6 992	1 112
Adjustments for non-cash items	(1 491)	(6 278)	(722)
movement in environmental provisions capitalised	(1 387)	(178)	(324)
movement in long-term debt*	(104)	(6 100)	—
other non-cash movements	—	—	(398)

Per the statement of cash flows	1 229	714	390

*2018, additions include the Air Separation Unit at SSO of R3,4 billion and the Lake Charles Chemical Project rail yard and wash bay leases of R1,8 billion that commenced during the year.

Schedule of recognised finance lease as assets by lessee

	2019	2018
for the year ended 30 June	Rm	Rm

Leased assets
Carrying value of capitalised leased assets (included in plant, equipment and vehicles)	7 423	7 547
cost	9 316	9 116
accumulated depreciation	(1 893)	(1 569)

Schedule of capital commitments (excluding equity accounted investments)

	2019	2018
for the year ended 30 June	Rm	Rm

Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	212 848	179 172
Authorised but not yet contracted for	43 097	47 338
Less expenditure to the end of year	(195 850)	(156 583)

	60 095	69 927	*

to sustain existing operations	29 654	26 925
to expand operations	30 441	43 002
Estimated expenditure
Within one year	32 194	44 801
One to five years	27 901	25 126

	60 095	69 927	*

Business segmentation
 Mining	2 372	2 640
 Exploration and Production International	19 795	18 811
 Energy	10 390	10 320
 Base Chemicals	16 504	21 125
 Performance Chemicals	10 434	16 432
 Group Functions	600	599

Total operations	60 095	69 927	*

Significant capital commitments at 30 June comprise of:

			2019	2018
Project	Project location	Business segment	Rm	Rm

Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	11 856	22 084
Mozambique exploration and development	Mozambique	Exploration and Production International	17 375	17 108
Sixth fine ash dam	Secunda	Energy	2 302	3 720
Shutdown and major statutory maintenance	Various	Energy, Base and Performance Chemicals	5 949	6 172
Renewal projects	Secunda and Sasolburg	Energy, Base and Performance Chemicals	4 578	5 003
Mulalo project: 132 kilo volt electrical infrastructure	Secunda	Energy, Base and Performance Chemicals	1 329	—
Steam Station 2 NOx Abatement	Sasolburg	Base and Performance Chemicals	1 168	50
Steam Station 1 Air Quality Compliance	Sasolburg	Base and Performance Chemicals	577	—
Mozambique drilling campaign and infield compression	Mozambique	Exploration and Production International	915	—
Clean fuels II: To meet legislated fuel specifications	Secunda	Energy	418	—
China Ethoxylation plant	China	Performance Chemicals	135	577
Air Liquide — air separation unit	Secunda	Energy, Base and Performance Chemicals	—	470
Refurbishment of equipment	Secunda	Mining	409	445
Etame field development	Gabon	Exploration and Production International	380	—
Mine geographical expansions	Secunda	Mining	406	426
Natref air quality compliance projects	Sasolburg	Energy	353	17
Impumelelo Colliery to maintain Brandspruit Colliery operation	Secunda	Mining	220	357
Coal tar filtration east and west project	Secunda	Energy, Base and Performance Chemicals	356	779
Other capital commitments	Various	Various	11 369	12 719

			60 095	69 927

*   The LCCP capital commitment excludes the remaining contingency of US$216 million. During the year a misstatement was identified in the calculation of the LCCP capital cost estimate that was included in the capital commitment disclosure as at 30 June 2018. The misstatment related to the inaccurate estimation of the cost still to be incurred on the project. Accordingly, the capital commitments disclosure as at 30 June 2018 that were originally presented as R63 276 million has been revised by R6 651 million (US$484 million) to R69 927 million. Management concluded that the revision is not material to the financial statements.

Schedule of depreciation and amortisation expense

Buildings and improvements	1 – 17%, units of production over life of related reserve base
Retail convenience centres	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets	Units of production over life of related reserve base